Accumulated Other Comprehensive Loss Attributable to Pepsico (Tables)	12 Months Ended
Dec. 28, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule Of Accumulated Other Comprehensive Income
The changes in the balances of each component of accumulated other comprehensive loss attributable to PepsiCo are as follows:

	Currency Translation Adjustment	Cash Flow Hedges	Pension and Retiree Medical	Available-for-Sale Debt Securities and Other(a)	Accumulated Other Comprehensive Loss Attributable to PepsiCo
Balance as of December 25, 2021 (b)	$(12,309)	$159	$(2,750)	$2	$(14,898)
Other comprehensive (loss)/income before reclassifications (c)	(603)	(78)	48	8	(625)
Amounts reclassified from accumulated other comprehensive loss	—	(129)	440	—	311
Net other comprehensive (loss)/income	(603)	(207)	488	8	(314)
Tax amounts	(36)	49	(99)	(4)	(90)
Balance as of December 31, 2022 (b)	(12,948)	1	(2,361)	6	(15,302)
Other comprehensive (loss)/income before reclassifications (d)	(442)	(188)	(493)	608	(515)
Amounts reclassified from accumulated other comprehensive loss	108	146	37	—	291
Net other comprehensive (loss)/income	(334)	(42)	(456)	608	(224)
Tax amounts	27	10	98	(143)	(8)
Balance as of December 30, 2023 (b)	(13,255)	(31)	(2,719)	471	(15,534)
Other comprehensive loss before reclassifications (e)	(1,965)	(6)	(280)	(306)	(2,557)
Amounts reclassified from accumulated other comprehensive loss	—	158	285	—	443
Net other comprehensive (loss)/income	(1,965)	152	5	(306)	(2,114)
Tax amounts	3	(39)	—	72	36
Balance as of December 28, 2024 (b)	$(15,217)	$82	$(2,714)	$237	$(17,612)
(a)The movements primarily represent fair value changes in available-for-sale debt securities, including our investment in Celsius convertible preferred stock. See Note 9 for further information.
(b)Pension and retiree medical amounts are net of taxes of $1,283 million as of December 25, 2021, $1,184 million as of December 31, 2022 and $1,282 million as of both December 30, 2023 and December 28, 2024.
(c)Currency translation adjustment primarily reflects depreciation of the Egyptian pound and British pound sterling.
(d)Currency translation adjustment primarily reflects depreciation of the Russian ruble and South African rand, partially offset by appreciation of the Mexican peso.
(e)Currency translation adjustment primarily reflects depreciation of the Mexican peso and Russian ruble.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table summarizes the reclassifications from accumulated other comprehensive loss to the income statement:

	Amount Reclassified from Accumulated Other Comprehensive Loss			Affected Line Item in the Income Statement
	2024	2023	2022
Currency translation:
Divestitures	$—	$108	$—	Selling, general and administrative expenses

Cash flow hedges:
Foreign exchange contracts	$(1)	$(3)	$(11)	Net revenue
Foreign exchange contracts	(5)	64	(10)	Cost of sales
Cross-currency contracts	48	(31)	159	Selling, general and administrative expenses
Interest rate swap contracts	(7)	(9)	—	Selling, general and administrative expenses
Commodity contracts	122	126	(252)	Cost of sales
Commodity contracts	1	(1)	(15)	Selling, general and administrative expenses
Net losses/(gains) before tax	158	146	(129)
Tax amounts	(37)	(39)	23
Net losses/(gains) after tax	$121	$107	$(106)

Pension and retiree medical items:
Amortization of net prior service credit	$(31)	$(33)	$(37)	Other pension and retiree medical benefits (expense)/income
Amortization of net losses	73	56	164	Other pension and retiree medical benefits (expense)/income
Settlement/curtailment losses	243	14	313	Other pension and retiree medical benefits (expense)/income
Net losses before tax	285	37	440
Tax amounts	(62)	(7)	(80)
Net losses after tax	$223	$30	$360

Total net losses reclassified for the year, net of tax	$344	$245	$254